Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
CURRENT ASSETS:
Cash and cash equivalents	$ 23,929	$ 66,273	$ 1,805,417
Accounts receivable, net of allowance for doubtful accounts	254,894	141,183	38,814
Prepaid expenses and other receivables	118,207	307,299	132,644
Marketable securities	2,338,566	3,624,660	1,989,823
Total current assets	2,735,596	4,139,415	3,966,698
OTHER ASSETS:
Property and equipment, net	299,280	395,825	487,336
Intangible assets, net	11,859	31,504	156,767
Total other assets	311,139	427,329	644,103
Total assets	3,046,735	4,566,744	4,610,801
CURRENT LIABILITIES:
Short-term bank loans	5,362,061	5,584,788	6,446,139
Convertible note payable, net of unamortized debt discount	1,115,097	1,113,830	595,750
Accounts payable and accrued expenses	799,757	785,373	1,264,706
Other payable	1,182,309	1,132,872	932,220
Due to related parties	3,748,606	3,648,565	2,468,375
Deferred revenue			107
Total current liabilities	12,207,830	12,265,428	11,707,297
LONG-TERM LIABILITIES:
Long-term loan	5,382,991	4,822,244	4,940,420
Total liabilities	17,590,821	17,087,672	16,647,717
Commitments and contingencies
STOCKHOLDERS’ DEFICIT:
Preferred stock, Series A	3,190	3,190	532
Common Stock	333,331	239,278	172,883
Additional paid-in capital	66,613,644	65,047,662	61,700,634
Accumulated deficits	(80,589,081)	(76,908,089)	(73,020,134)
Accumulated other comprehensive income	(9,934)	(15,826)	(13,246)
Total stockholders’ deficit attributed to SEII	(13,648,850)	(11,633,785)	(11,159,331)
Non-controlling interest	(895,236)	(887,143)	(877,585)
Total stockholders’ deficit	(14,544,086)	(12,520,928)	(12,036,916)
Total liabilities and stockholders’ deficit	$ 3,046,735	$ 4,566,744	$ 4,610,801